UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2001
                                                -----------------------------

Check here if Amendment (   ); Amendment Number:
This Amendment (Check only one.):   (    )   is a restatement.
                                    (    )   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Commonfund Asset Management Company, Inc.
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Address:    15 Old Danbury Road
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            P. O. Box 812
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            Wilton, CT  06897-0812
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Form 13F File Number: 28 - 06755
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Andrew A. Kandiew
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Title:      Treasurer, Commonfund Asset Management Company, Inc.
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Phone:      203-563-5263
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Signature, Place, and Date of Signing:

/s/ Andrew A. Kandiew              Wilton, CT               2/12/02
---------------------------        -------------------      -------------
(Signature)                        (City, State)            (Date)

Report Type   (Check only one.):

(     )    13F HOLDINGS REPORT.  (Check here if all holdings of this
           reporting manager are reported in this report.)

( X   )    13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

(     )    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:              0
                                                ---------------------

Form 13F Information Table Entry Total:         0
                                                ---------------------

Form 13F Information Table Value Total:         0
                                                ---------------------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

SUB-ADVISOR                             FIRM'S 13F FILE #
-----------                             -----------------

Advanced Investment Technology, Inc.    28-5970
Alger Management                        28-00977
Alliance Capital Management             28-2321
Artisan Partners                        28-5422
BBT Fund, L.P.                          28-5275
Bee & Associates                        28-05416
Blum & Associates                       28-4768
Boston Company Asset Management         28-00620
Capital Guardian Trust Company          28-96
Capital International                   28-96
CapitalWorks Investment Partners        28-05519
Constitution Research & Management      28-4751
Credit Suisse Asset Mgmt, LLC           28-3702
Dorset Mgmt. Corp.                      28-03121
Duncan-Hurst Capital Management         28-3404
Evnine-Vaughan Assoc.                   28-09996
First Quadrant LP                       28-05582
Foothill Partners, L.P.                 28-165
Gardner Lewis Asset Management          28-04874
Glenview Associates                     28-04247
GlobeFlex Capital, L.P.                 28-04886
Grantham, Mayo, Van Otterloo & Co. LLC  28-03377
Harris Associates, L.P.                 28-2013
Helix Investment Partners               first time filing
High Rock Capital LLC                   28-05139
ICAP                                    28-16
Income Research & Mgmt.                 1st time filing
Iridian Asset Management, LLC           28-06008
Jennison Associates                     28-74
John A. Levin & Co.                     28-01944
KR Capital                              28-1316
Lazard Asset Management                 28-00061
Liberty Investment Management           28-4981
Lincoln Capital Management Company      28-00977

M.H. Davidson & Co., LLC                28-4666
Marsico Asset Management , LLC          28-00158
Martingale Asset Management             28-04632
Morgens, Waterfall, Vintiadis & Co.,
 Inc.                                   28-04459
NewBridge Partners, LLC                 28-5523
NewSouth Capital Management, Inc.       28-03425
NorthPointe Capital                     28-06539
Oaktree Capital Mgmt, LLC               28-05050
Omega Advisors                          28-3530
Pzena Investment Management             28-03791
Reams Asset Mgmt. Co, LLC               28-04492
Schroder Capital Management (EMF)       28-04731
Shaker Investments                      28-04605
Shapiro Capital Management              28-04097
Skyline Asset Management                28-5324
Southeastern Asset Management           28-1399
SSGA Funds Management, Inc.             28-00399
Turner Investment Partners, Inc.        28-2924
Veredus Asset Management, LLC           28-7802
Water Street Capital Inc.               28-02927